Supplementary Information to Statements of Operations	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

NOTE 17:- SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2021	2020	2019

Financial income
Interest income	$-	-	$-
foreign currency differences gains	-	-	26

	-	-	26
Financial expenses:
In respect of interest loans and bank fees	(202)	(275)	(245)
Expenses regarding warrants granted underlying loan agreement with YA (see Note 15)	-	(30)	-
Other (mainly foreign currency differences)	97	(43)	(111)

	(105)	(348)	(356)

	$(105)	(348)	$(330)

The following table sets forth the computation of basic and diluted net income per share:

b.	Net earnings per share: :

		Year ended December 31,
		2021	2020	2019
1.	Numerator:
	Income (loss)	$451	(960)	$(913)

	Net income (loss) available to Ordinary shareholders	$451	(960)	$(913)

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	5,212	4,298	4,053
	Diluted weighted average Ordinary shares outstanding (in thousands)	5,424	4,298	4,059

	Basic income (loss) per share	$0.09	(0.22)	$(0.23)

	Diluted income (loss) per share	$0.08	(0.22)	$(0.23)